Schedule of Investments (unaudited) September 30, 2021	BlackRock Energy and Resources Trust (BGR) (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Energy Equipment & Services — 1.9%
Baker Hughes Co.(a)	237,795	$5,880,670

Food Products — 1.0%
Darling Ingredients, Inc.(a)(b)	41,424	2,978,386

Metals & Mining — 0.9%
Glencore PLC	600,800	2,826,226

Oil, Gas & Consumable Fuels — 96.8%
Aker BP ASA	160,501	5,202,356
ARC Resources Ltd.	378,180	3,544,131
BP PLC	1,397,674	6,366,199
Cairn Energy PLC	907,375	2,289,554
Canadian Natural Resources Ltd.	337,163	12,327,506
Cenovus Energy, Inc.	707,991	7,138,043
Chevron Corp.(a)(c)	370,818	37,619,486
ConocoPhillips(a)(c)	334,785	22,688,354
Devon Energy Corp.(a)	265,267	9,419,631
EOG Resources, Inc.(a)	30,465	2,445,426
Equinor ASA	408,233	10,381,696
Exxon Mobil Corp.(a)(c)	314,577	18,503,419
Hess Corp.	114,419	8,937,268
Kinder Morgan, Inc.(a)	405,093	6,777,206
Kosmos Energy Ltd.(b)	751,145	2,223,389
LUKOIL PJSC, ADR	35,382	3,360,380
Marathon Petroleum Corp.(a)	180,684	11,168,078
Oil Search Ltd.	628,232	1,955,039
Pioneer Natural Resources Co.(c)	70,604	11,756,272
Royal Dutch Shell PLC, Class B, ADR(a)	770,151	34,094,585
Santos Ltd.	783,530	4,013,265
Suncor Energy, Inc.	501,834	10,404,359
TC Energy Corp.	179,452	8,636,818
TotalEnergies SE	590,867	28,242,227

Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Tourmaline Oil Corp.	114,283	$3,992,597
Valero Energy Corp.(a)	131,874	9,306,348
Williams Cos., Inc.(a)	307,408	7,974,163

		290,767,795

Total Long-Term Investments — 100.6% (Cost: $240,701,629)		302,453,077

Short-Term Securities

Money Market Funds — 1.7%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.01%(d)(e)	5,090,194	5,090,194

Total Short-Term Securities — 1.7% (Cost: $5,090,194)		5,090,194

Total Investments Before Options Written — 102.3% (Cost: $245,791,823)		307,543,271

Options Written — (2.3)% (Premiums Received: $(2,703,867))		(7,003,332)

Total Investments, Net of Options Written — 100.0% (Cost: $243,087,956)		300,539,939

Liabilities in Excess of Other Assets — 0.0%		(77,274)

Net Assets — 100.0%		$300,462,665

(a)	All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(b)	Non-income producing security.
(c)	All or a portion of the security has been pledged as collateral in connection with outstanding OTC derivatives.
(d)	Affiliate of the Trust.
(e)	Annualized 7-day yield as of period end.

For Trust compliance purposes, the Trust’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Affiliates

Investments in issuers considered to be affiliate(s) of the Trust during the period ended September 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/21	Shares Held at 09/30/21	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Class	$3,418,486	$1,671,708	(a)	$—	$—	$—	$5,090,194	5,090,194	$288	$—

(a)	Represents net amount purchased (sold).

Derivative Financial Instruments Outstanding as of Period End

Exchange-Traded Options Written

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
Chevron Corp.	474	10/01/21	USD	103.00	USD	4,809	$(10,902)
Valero Energy Corp.	153	10/01/21	USD	69.00	USD	1,080	(27,846)
Chevron Corp.	327	10/08/21	USD	101.00	USD	3,317	(67,689)

SCHEDULES OF INVESTMENTS	1

Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock Energy and Resources Trust (BGR)

Exchange-Traded Options Written (continued)

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call (continued)
ConocoPhillips	78	10/08/21	USD	56.96	USD	529	$(84,752)
Kinder Morgan, Inc.	222	10/08/21	USD	16.50	USD	371	(9,324)
Marathon Petroleum Corp.	73	10/08/21	USD	59.00	USD	451	(23,907)
Baker Hughes Co.	240	10/15/21	USD	23.00	USD	594	(47,400)
Canadian Natural Resources Ltd.	705	10/15/21	CAD	42.00	CAD	3,265	(253,257)
Chevron Corp.	282	10/15/21	USD	100.00	USD	2,861	(90,240)
ConocoPhillips	108	10/15/21	USD	60.00	USD	732	(88,560)
Darling Ingredients, Inc.	24	10/15/21	USD	85.00	USD	173	(300)
Darling Ingredients, Inc.	140	10/15/21	USD	80.00	USD	1,007	(3,850)
Devon Energy Corp.	470	10/15/21	USD	31.00	USD	1,669	(227,950)
Exxon Mobil Corp.	418	10/15/21	USD	57.50	USD	2,459	(95,304)
Kinder Morgan, Inc.	273	10/15/21	USD	16.70	USD	457	(10,360)
Marathon Petroleum Corp.	74	10/15/21	USD	57.50	USD	457	(35,150)
Royal Dutch Shell PLC, Class B, ADR	426	10/15/21	USD	42.50	USD	1,886	(95,850)
Suncor Energy, Inc.	840	10/15/21	CAD	24.00	CAD	2,206	(162,151)
Valero Energy Corp.	153	10/15/21	USD	70.00	USD	1,080	(40,086)
Williams Cos., Inc.	414	10/15/21	USD	25.00	USD	1,074	(48,645)
EOG Resources, Inc.	129	10/22/21	USD	72.00	USD	1,035	(120,615)
Exxon Mobil Corp.	165	10/22/21	USD	59.00	USD	971	(28,132)
Marathon Petroleum Corp.	114	10/22/21	USD	61.00	USD	705	(33,003)
Chevron Corp.	350	10/29/21	USD	100.00	USD	3,551	(144,375)
ConocoPhillips	754	10/29/21	USD	59.00	USD	5,110	(735,150)
Exxon Mobil Corp.	430	10/29/21	USD	57.00	USD	2,529	(138,675)
Kinder Morgan, Inc.	410	10/29/21	USD	16.50	USD	686	(27,470)
Marathon Petroleum Corp.	114	10/29/21	USD	62.00	USD	705	(29,925)
ConocoPhillips	66	11/05/21	USD	65.00	USD	447	(30,195)
Kinder Morgan, Inc.	317	11/05/21	USD	17.50	USD	530	(7,291)
Marathon Petroleum Corp.	90	11/05/21	USD	64.00	USD	556	(18,315)
Williams Cos., Inc.	397	11/05/21	USD	26.00	USD	1,030	(35,730)
Baker Hughes Co.	240	11/10/21	USD	24.40	USD	594	(32,668)
ConocoPhillips	115	11/12/21	USD	65.30	USD	779	(53,532)
Devon Energy Corp.	157	11/12/21	USD	30.10	USD	558	(102,733)
Kinder Morgan, Inc.	317	11/12/21	USD	17.00	USD	530	(16,801)
Williams Cos., Inc.	357	11/12/21	USD	26.35	USD	926	(26,246)
Arc Resources Ltd.	441	11/19/21	CAD	10.00	CAD	523	(72,247)
Arc Resources Ltd.	423	11/19/21	CAD	12.00	CAD	502	(22,710)
Canadian Natural Resources Ltd.	593	11/19/21	CAD	46.00	CAD	2,746	(124,068)
Cenovus Energy Inc.	1,250	11/19/21	CAD	11.50	CAD	1,596	(167,278)
ConocoPhillips	164	11/19/21	USD	60.00	USD	1,111	(145,140)
Devon Energy Corp.	410	11/19/21	USD	36.00	USD	1,456	(104,345)
Exxon Mobil Corp.	182	11/19/21	USD	62.50	USD	1,071	(20,202)
Marathon Petroleum Corp.	185	11/19/21	USD	62.50	USD	1,143	(56,887)
Suncor Energy, Inc.	1,002	11/19/21	CAD	25.00	CAD	2,631	(178,787)
TC Energy Corp.	446	11/19/21	CAD	64.00	CAD	2,719	(18,310)
Tourmaline Oil Corp.	262	11/19/21	CAD	39.25	CAD	1,159	(121,009)
Valero Energy Corp.	182	11/19/21	USD	70.00	USD	1,284	(77,350)
Arc Resources Ltd.	569	12/17/21	CAD	12.00	CAD	675	(41,330)
Cenovus Energy Inc.	1,440	12/17/21	CAD	13.50	CAD	1,839	(85,268)
TC Energy Corp.	235	12/17/21	CAD	64.00	CAD	1,433	(15,214)
Tourmaline Oil Corp.	172	12/17/21	CAD	43.25	CAD	761	(37,625)

							$(4,292,149)

OTC Options Written

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
Royal Dutch Shell PLC, Class B, ADR	Barclays Bank PLC	104,600	10/01/21	USD	40.00	USD	4,631	$(446,220)
BP PLC	Credit Suisse International	114,000	10/05/21	GBP	3.13	GBP	388	(38,448)
Lukoil PJSC, ADR	Credit Suisse International	7,000	10/05/21	USD	91.07	USD	671	(33,702)

2

Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock Energy and Resources Trust (BGR)

OTC Options Written (continued)

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call (continued)
Santos Ltd.	UBS AG	46,600	10/05/21	AUD	6.35	AUD	334	$(24,855)
Total SA	Credit Suisse International	43,500	10/05/21	EUR	38.58	EUR	1,798	(136,184)
Baker Hughes Co.	Citibank N.A.	42,300	10/06/21	USD	23.19	USD	1,046	(68,717)
Total SA	Credit Suisse International	29,200	10/07/21	EUR	38.60	EUR	1,207	(91,799)
Oil Search Ltd.	Goldman Sachs International	133,700	10/08/21	AUD	4.04	AUD	587	(27,575)
Aker BP	Morgan Stanley & Co. International PLC	25,000	10/12/21	NOK	236.39	NOK	7,128	(134,303)
Statoil ASA	Morgan Stanley & Co. International PLC	72,300	10/12/21	NOK	186.29	NOK	16,098	(297,960)
Lukoil PJSC, ADR	Credit Suisse International	7,000	10/13/21	USD	89.13	USD	671	(48,487)
BP PLC	UBS AG	427,500	10/14/21	GBP	3.04	GBP	1,455	(202,355)
Glencore International PLC	Goldman Sachs International	114,000	10/15/21	GBP	3.41	GBP	401	(20,867)
Total SA	Goldman Sachs International	73,400	10/15/21	EUR	39.38	EUR	3,034	(184,633)
Glencore International PLC	Goldman Sachs International	114,000	10/20/21	GBP	3.41	GBP	401	(22,471)
Santos Ltd.	JPMorgan Chase Bank N.A.	273,000	10/26/21	AUD	6.30	AUD	1,957	(168,215)
Statoil ASA	Morgan Stanley & Co. International PLC	29,000	10/26/21	NOK	204.85	NOK	6,457	(60,914)
Royal Dutch Shell PLC, Class B, ADR	Citibank N.A.	77,000	10/27/21	USD	41.69	USD	3,409	(235,900)
Oil Search Ltd.	Morgan Stanley & Co. International PLC	105,100	10/29/21	AUD	3.86	AUD	461	(37,045)
Royal Dutch Shell PLC, Class B, ADR	Citibank N.A.	77,000	11/04/21	USD	41.69	USD	3,409	(247,511)
Statoil ASA	Morgan Stanley & Co. International PLC	29,000	11/09/21	NOK	204.85	NOK	6,457	(63,700)
Statoil ASA	Morgan Stanley & Co. International PLC	23,300	11/09/21	NOK	215.67	NOK	5,188	(30,996)
Total SA	UBS AG	73,100	11/10/21	EUR	42.43	EUR	3,022	(58,762)
Aker BP	Goldman Sachs International	37,000	11/11/21	NOK	296.50	NOK	10,549	(29,564)

								$(2,711,183)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Trust’s financial instruments categorized in the fair value hierarchy. The breakdown of the Trust’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Energy Equipment & Services	$5,880,670	$—	$—	$5,880,670
Food Products.	2,978,386	—	—	2,978,386
Metals & Mining	—	2,826,226	—	2,826,226
Oil, Gas & Consumable Fuels	228,957,079	61,810,716	—	290,767,795

SCHEDULES OF INVESTMENTS	3

Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock Energy and Resources Trust (BGR)

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Short-Term Securities
Money Market Funds	$5,090,194	$—	$—	$5,090,194

	$242,906,329	$64,636,942	$—	$307,543,271

Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$(3,860,849)	$(3,142,483)	$—	$(7,003,332)

(a)	Derivative financial instruments are options written. Options written are shown at value.

Currency Abbreviation

AUD	Australian Dollar

CAD	Canadian Dollar

EUR	Euro

GBP	British Pound

NOK	Norwegian Krone

USD	United States Dollar

Portfolio Abbreviation

ADR	American Depositary Receipt

PJSC	Public Joint Stock Company

4